Leases - Lease Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
2022	$ 29,075
2023	14,440
2024	7,862
2025	1,091
2026	813
Thereafter	1,715
Total lease payment obligations	54,996
Less: Interest	2,284
Present value of lease liabilities	$ 52,712	$ 49,900